SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 40,786	$ 24,411
FFO from equity accounted investments	2,069	1,751
Interest expense	(3,626)	(3,239)
Current income taxes	(286)	(213)
Funds from operations	3,810	3,237
Equity accounted investments	31,994	24,977	$ 23,216
Additions to non-current assets	32,280	24,826
Asset management
Disclosure of operating segments [line items]
FFO from equity accounted investments	0	0
Interest expense	0	0
Current income taxes	0	0
Funds from operations	970	866
Equity accounted investments	0	0
Additions to non-current assets	0	0
Real Estate
Disclosure of operating segments [line items]
FFO from equity accounted investments	904	896
Interest expense	(1,901)	(1,736)
Current income taxes	(63)	(21)
Funds from operations	2,004	1,561
Equity accounted investments	19,596	16,628
Additions to non-current assets	10,025	12,311
Renewable Power
Disclosure of operating segments [line items]
FFO from equity accounted investments	23	9
Interest expense	(691)	(615)
Current income taxes	(39)	(43)
Funds from operations	270	180
Equity accounted investments	509	206
Additions to non-current assets	7,555	6,899
Infrastructure
Disclosure of operating segments [line items]
FFO from equity accounted investments	904	683
Interest expense	(453)	(409)
Current income taxes	(111)	(35)
Funds from operations	345	374
Equity accounted investments	8,793	7,346
Additions to non-current assets	7,991	5,105
Private Equity
Disclosure of operating segments [line items]
FFO from equity accounted investments	229	163
Interest expense	(237)	(147)
Current income taxes	(84)	(40)
Funds from operations	333	405
Equity accounted investments	2,385	336
Additions to non-current assets	6,307	359
Residential Development
Disclosure of operating segments [line items]
Revenue	2,447	3,019
FFO from equity accounted investments	1	6
Interest expense	(83)	(91)
Current income taxes	(46)	(51)
Funds from operations	34	63
Equity accounted investments	346	374
Additions to non-current assets	74	93
Corporate Activities
Disclosure of operating segments [line items]
Revenue	362	229
FFO from equity accounted investments	8	(6)
Interest expense	(261)	(241)
Current income taxes	57	(23)
Funds from operations	(146)	(212)
Equity accounted investments	365	87
Additions to non-current assets	328	59
External revenues
Disclosure of operating segments [line items]
Revenue	40,786	24,411
External revenues | Asset management
Disclosure of operating segments [line items]
Revenue	286	348
External revenues | Real Estate
Disclosure of operating segments [line items]
Revenue	6,824	6,324
External revenues | Renewable Power
Disclosure of operating segments [line items]
Revenue	2,788	2,474
External revenues | Infrastructure
Disclosure of operating segments [line items]
Revenue	3,859	2,414
External revenues | Private Equity
Disclosure of operating segments [line items]
Revenue	24,220	9,603
External revenues | Residential Development
Disclosure of operating segments [line items]
Revenue	2,447	3,019
External revenues | Corporate Activities
Disclosure of operating segments [line items]
Revenue	362	229
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,588	1,351
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,181	972
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	38	14
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	0	0
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	12	0
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	357	359
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	0	6
Segmented revenues
Disclosure of operating segments [line items]
Revenue	42,374	25,762
Segmented revenues | Asset management
Disclosure of operating segments [line items]
Revenue	1,467	1,320
Segmented revenues | Real Estate
Disclosure of operating segments [line items]
Revenue	6,862	6,338
Segmented revenues | Renewable Power
Disclosure of operating segments [line items]
Revenue	2,788	2,474
Segmented revenues | Infrastructure
Disclosure of operating segments [line items]
Revenue	3,871	2,414
Segmented revenues | Private Equity
Disclosure of operating segments [line items]
Revenue	24,577	9,962
Segmented revenues | Residential Development
Disclosure of operating segments [line items]
Revenue	2,447	3,019
Segmented revenues | Corporate Activities
Disclosure of operating segments [line items]
Revenue	362	235
Common equity
Disclosure of operating segments [line items]
Issued capital	24,052	22,499
Common equity | Asset management
Disclosure of operating segments [line items]
Issued capital	312	328
Common equity | Real Estate
Disclosure of operating segments [line items]
Issued capital	16,725	16,727
Common equity | Renewable Power
Disclosure of operating segments [line items]
Issued capital	4,944	4,826
Common equity | Infrastructure
Disclosure of operating segments [line items]
Issued capital	2,834	2,697
Common equity | Private Equity
Disclosure of operating segments [line items]
Issued capital	4,215	2,862
Common equity | Residential Development
Disclosure of operating segments [line items]
Issued capital	2,915	2,679
Common equity | Corporate Activities
Disclosure of operating segments [line items]
Issued capital	$ (7,893)	$ (7,620)